Right-of-use assets	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
3.4 Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2022	77.9	14.8	102.9	4.5	200.2
Accumulated Depreciation at January 1, 2022	(5.0)	(3.0)	(11.0)	(3.3)	(22.3)
Net book amount at January 1, 2022	72.9	11.9	91.9	1.2	177.9

Six month period ended June 30, 2022
Opening net book amounts	72.9	11.9	91.9	1.2	177.9
Additions	—	5.1	6.8	2.3	14.2
Disposals	—	—	—	(0.2)	(0.2)
Depreciation	(3.8)	(1.9)	(4.4)	(0.7)	(10.9)
Currency Translation	4.8	0.1	0.5	0.1	5.6
Net book value at June 30, 2022	73.9	15.3	94.8	2.6	186.6

Cost at June 30, 2022	83.1	20.2	109.1	6.7	219.1
Accumulated Depreciation at June 30, 2022	(9.2)	(5.0)	(14.2)	(4.0)	(32.5)
Net book amount at June 30, 2022	73.9	15.3	94.8	2.6	186.6

Cost at January 1, 2023	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at January 1, 2023	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book amount at January 1, 2023	16.8	37.9	94.2	2.8	151.6

Six month period ended June 30, 2023
Opening net book amounts	16.8	37.9	94.2	2.8	151.6
Lease modification	(4.1)	0.1	0.7	—	(3.3)
Additions	—	12.3	6.6	1.3	20.2
Disposals	(0.1)	—	—	(0.2)	(0.2)
Depreciation	(2.8)	(4.2)	(5.0)	(1.0)	(13.0)
Currency Translation	(0.2)	(1.5)	(0.7)	(0.1)	(2.5)
Net book value at June 30, 2023	9.6	44.6	95.8	2.9	152.9

Cost at June 30, 2023	23.9	55.9	117.4	7.9	205.0
Accumulated Depreciation at June 30, 2023	(14.3)	(11.2)	(21.6)	(4.9)	(52.1)
Net book amount at June 30, 2023	9.6	44.6	95.8	2.9	152.9

The additions of CHF 20.2 million in the six-month period ended June 30, 2023 mainly relate to the development of new stores in the United States and Europe and office expansions in the United States. The additions of CHF 14.2 million in the six-month period ended June 30, 2022 mainly relate to new store openings and office expansion in China and the expansion of the studio space in Zurich, Switzerland.

Additionally, in the second quarter of 2023 we entered into a lease modification of CHF 4.1 million related to an existing warehouse lease in Luxembourg as a result of a lease commitment entered into for a new, highly-automated warehouse in Belgium.
The corresponding lease liabilities are reported in other current financial liabilities and other non-current financial liabilities, respectively. Refer to 4.3 Financial liabilities for additional information.